Commitments and guarantee - Guarantee (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Guarantee		$ 2,166	$ 2,200
Restricted cash		73	50
Liability	[1]	103	542
Associatesa And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Guarantee		1,522	1,513
Restricted cash
Liability	[1]	103	542
Assets Retirement Obligations [Member]
IfrsStatementLineItems [Line Items]
Guarantee		644	605
Restricted cash		73	50
Liability	[1]
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Guarantee			82
Restricted cash
Liability	[1]

[1]	The fair value of these financial guarantees is recorded as “Other financial liabilities” (note 14).